Note 10 - Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
9.	Recent Commitments

In September 2014, the Company entered into new employment agreements with certain key employees. Among other provisions customary for agreements of this nature, the employment agreements provide for retention bonuses totaling $166,667 to be paid to the key employees if they are still employed by the Company on December 31, 2014, and additional retention bonuses totaling $333,333 if the key employees are still employed by the Company at July 31, 2015.

10.    Commitments

Leases

The Company leases office space in Tennessee and California under non-cancellable operating leases. The leases expire in 2014 and 2015, respectively.

Future minimum lease payments under non-cancellable operating leases are as follows:

Years ending December 31,
2014	$140,583
2015	62,638
Total minium payments	$203,221

Rent expense under all operating leases was approximately $149,000 and $145,000 for the years ended December 31, 2013 and 2012, respectively

Licenses

Certain license arrangements require minimum royalty payments. As of December 31, 2013, future minimum payments under these arrangements are as follows:

Years ending December 31,
2014	$124,110
2015	100,000
2016	105,000
2017	115,000
2018	95,000
Thereafter	890,000
Total minium payments	$1,429,110

Royalty payment amounts may be greater than the minimum required payment amounts based on the negotiated royalty rates. If the Company sublicenses the intellectual property that is licensed from the licensor and the Company receives any royalty payment under or with respect to such sublicense, the Company is obligated to pay the licensor an agreed upon percentage of any such payment(s). Under the terms of these license agreements, the Company is required to reimburse the licensor for costs incurred by the licensor associated with patent filing, prosecution and maintenance. The Company may terminate these license agreements for any reason, upon giving the licensor either 60 or 90 days written notice, depending on the agreement.

Co-Development Agreement (see Note 12)

In 2009, the Company entered into a Cooperation and Development Agreement (the “Original Siemens Agreement”) with Siemens Aktiengesellschaft, Healthcare Sector (“Siemens AG”), pursuant to which the Company agreed to pay Siemens AG up to approximately $2,476,000 in milestone-based payments for development of software to be used in conjunction with products being developed by the Company. Under the Original Siemens Agreement, the software was owned by Siemens AG. At December 31, 2013, the Company had made milestone-based payments to Siemens AG totaling $1,373,889 under the Original Siemens Agreement.

Research Agreements

The Company entered into research agreements with certain universities whereby the Company committed to pay certain research-related expenses. As of December 31, 2013, the Company is obligated to make payments totaling approximately $274,000, all payable in 2014 under such agreements.

Master Services and Software License Agreement

In July 2007, the Company entered into a Master Services and Licensing Agreement (the “Master Software Agreement”) with Merge Healthcare Canada Corp. f/k/a Cedara Software Corp. (“Merge”) for Merge to develop on the Company’s behalf, based on the Company’s detailed specifications, a customized software solution for the Company’s ClearPoint system. Merge was in the business of providing software development and engineering services on a contract basis to a number of companies. In developing the Company’s ClearPoint system software, Merge utilized certain of its own pre-existing software code. Under the Master Software Agreement, the Company received a non-exclusive, worldwide license to the pre-existing software code, in object code form, as an integrated component of the Company’s ClearPoint system software. In return, the Company agreed to pay Merge a license fee for each copy of the ClearPoint system software that the Company distributes, subject to certain minimum license purchase commitments by the Company. In addition, under the Master Software Agreement, Merge performed ongoing custom engineering, maintenance and support services with respect to the Company’s ClearPoint system software, for which services the Company compensated Merge.

In 2012, the Company and Merge entered into an amendment to the Master Software Agreement (the “2012 Software Amendment”). Pursuant to the 2012 Merge Amendment, the Company agreed to issue Merge, or its designee, 1,500,000 shares of the Company’s common stock (i) in full payment and satisfaction of license fees owed to Merge in the amount of $612,500 for licenses previously purchased by the Company, (ii) in full payment and satisfaction of all of the Company’s remaining minimum license purchase commitments from Merge in the amount of $962,500, and (iii) in exchange for additional licenses provided by Merge to the Company valued at $87,500 based on the original terms of the Master Software Agreement. Applying GAAP for equity-based payments to non-employees, the Company used the contractual value of the amounts owed and of the licenses acquired to measure and record the transaction. The portion of the licenses purchased by the Company that are not expected to be sold or placed in service in the next 12 months has been recorded as a non-current asset, called software license inventory.

In July 2013, the Company and Merge entered into another amendment to the Master Software Agreement (the “2013 Software Amendment”). At the Company's request, the parties entered into the 2013 Software Amendment to enable the Company to internally perform development, maintenance and support of its ClearPoint system software going forward. As a result, the services which the Company had been outsourcing to Merge are now performed by the Company itself. Under the 2013 Software Amendment, Merge granted the Company a non-exclusive, non-transferable, worldwide license to the source code for certain Merge software, which as mentioned above had been utilized in Merge’s original development work, to use in the Company’s further development and commercialization of its ClearPoint system software. In return, the Company agreed to pay Merge a one-time license fee. Merge may terminate the source code license only for cause. The Company will continue to pay Merge a license fee for each copy of the ClearPoint system software that the Company distributes, but only for licenses in excess of those licenses already purchased or otherwise acquired by the Company prior to the 2013 Software Amendment. The Company had already satisfied its minimum license purchase commitments from the Master Software Agreement.

Cardiac EP Business Participation Plan

In June 2010, the Company adopted a plan to provide a key product development advisor and consultant with financial rewards in the event that the Company sells its business operations relating to catheter-based MRI-guided cardiac ablation to treat cardiac arrhythmias, which the Company refers to as its cardiac EP operations. In the event the Company sells its cardiac EP operations, whether on a stand-alone basis or as part of the sale of the Company, the participant will receive a payment under the plan equal to (i) the transaction value paid for or allocated to the cardiac EP operations in the sale, multiplied by (ii) the participant’s “participation interest” at the time of the sale. The participant was initially awarded a participation interest of 6.6%. However, pursuant to the terms of the plan, the participation interest is equitably reduced from time to time to take into account equity financing transactions in which the Company issues shares of its common stock, or securities convertible into shares of its common stock, in exchange for cash proceeds. At December 31, 2013, the participation interest was 3.1%. The plan will terminate in June 2025.

Employment Agreements

During 2012, the Company entered into employment agreements (each, an “Employment Agreement,” and collectively, the “Employment Agreements”) with five executive officers (each, an “Executive”). Among other provisions customary for agreements of this nature, the Employment Agreements provide for severance in the event of a termination without cause or if the Executive terminates his employment for good reason, as those terms are defined in each Employment Agreement. Likewise, the Employment Agreements provide for certain payments in connection with a change of control transaction.

Key Personnel Incentive Program

The Company adopted its Key Personnel Incentive Program to provide a consultant and an employee (collectively, the “Participants”), who at the time of adoption of the program were key to the Company’s development and licensing activities, with the opportunity to receive incentive bonus payments based on the performance of future services to the Company or upon a consummation of a transaction involving the sale of the Company. In June 2012, the Participants voluntarily and irrevocably relinquished their rights to receive, and the Participants discharged the Company from its obligations to make, any and all incentive bonus payments under the Key Personnel Incentive Program based on the performance of services.

Pursuant to the Key Personnel Incentive Program, in the event of a sale transaction, each of the Participants will be entitled to receive an incentive bonus payment equal to $1,000,000. In addition, one of the Participants will also receive an incentive bonus payment equal to 1.4% of net proceeds from the sale transaction in excess of $50,000,000, but not to exceed $700,000. If a sale has not occurred by December 31, 2025, the Key Personnel Incentive Program will terminate.

Because the Company was discharged from any obligations to make incentive bonus payments related to performance of services under the Key Personnel Incentive Program, in June 2012 the Company reversed all amounts previously accrued for such service-based payments under the program. This resulted in a credit to reverse a research and development obligation of $882,537 in 2012 for the amounts that previously had been accrued as research and development costs. One of the Participants in the Key Personnel Incentive Program is a non-employee director of the Company.